Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events
Subsequent Events

20.  Subsequent Events

Acquisition of Honey Birdette

On June 28, 2021, we entered into a Share Purchase Agreement (the “SPA”) to acquire Honey Birdette (Aust) Pty Limited, a company organized under the laws of Australia (“Honey Birdette”). Pursuant to the SPA, on August 9, 2021, we acquired all of the capital stock of Honey Birdette for aggregate consideration of $327.7 million, made up of $235.0 million in cash and 2,155,849 shares of our common stock, valued at $92.7 million based on a price of $43.02 per share pursuant to the terms of the SPA, resulting in Honey Birdette becoming an indirect, wholly-owned subsidiary of PLBY.

Amendment of New Credit Agreement

We entered into Amendment No. 1 to the New Credit Agreement, dated as of August 11, 2021 (the “First Amendment”), by and among PLBY, Playboy Enterprises, Inc., the subsidiary guarantors party thereto, the lenders party thereto, and Acquiom Agency Services LLC, as the administrative agent and the collateral agent, to, among other things: (a) obtain a $70 million incremental term loan (the “Incremental Term Loan”), thereby increasing the aggregate principal amount of term loan indebtedness outstanding under the New Credit Agreement to $230 million, and (b) amend the terms of the New Credit Agreement to, among other things, permit Honey Birdette and certain of its subsidiaries to guaranty the obligations under the New Credit Agreement.

The Incremental Term Loan was incurred on materially the same terms as the New Term Loan. The New Credit Agreement, as amended by the First Amendment, requires quarterly amortization payments of $575,000, commencing on September 30, 2021.

The Incremental Term Loan, together with cash on hand, was used to finance the acquisition of Honey Birdette and to pay fees and expenses incurred in connection with the Incremental Term Loan and such acquisition.

Stock Issuance to Licensee

On August 11, 2021, we issued 109,291 shares of our common stock to a licensee based on a price of $45.75 per share pursuant to the terms of a license agreement.